Cover	Nov. 07, 2024	Nov. 06, 2024
Entity Addresses [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Nov. 06, 2024
Entity File Number		001-40223
Entity Registrant Name		Bolt Projects Holdings, Inc.
Entity Central Index Key		0001841125
Entity Tax Identification Number		86-1256660
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		2261 Market Street
Entity Address, Address Line Two		Suite 5447
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94114
City Area Code		415
Local Phone Number		325-5912
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security		Common stock, par value $0.0001 per share
Trading Symbol		BSLK
Security Exchange Name		NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security		Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50
Trading Symbol		BSLKW
Security Exchange Name		NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One		10 E. 53rd Street
Entity Address, Address Line Two		13th Floor
Entity Address, City or Town		New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code		10022
Entity Information, Former Legal or Registered Name		Golden Arrow Merger Corp.